Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2019
Marketable Securities [Abstract]
Schedule of Marketable Securities
	March 31,
	2018	2019

Cost	$15,473	$21,746

Market value	$17,282	$24,446